                       STATE STREET EQUITY 500 INDEX FUND

                                 ANNUAL REPORT

                               DECEMBER 31, 2001

STATE STREET EQUITY 500 INDEX FUND CLASS A

GROWTH OF A $10,000 INVESTMENT (a)
[LINE CHART]

                                                               EQUITY 500 INDEX FUND CLASS A*          S&P 500 INDEX** (B)
                                                               ------------------------------          -------------------
4/18/2001                                                                 10000.00                           10000.00
12/31/2001                                                                 9703.00                            9727.00

                           INVESTMENT PERFORMANCE (a)
                     For the Period Ended December 31, 2001

                                                                Total Return
                                                              From Commencement
                                                                of Operations
                                                              (April 18, 2001)
State Street Equity 500 Index Fund Class A                        -2.97% (c)
S&P 500 Index (b)                                                 -2.73% (c)

(a) Total returns and performance graph information represent past performance and are not indicative of future results. Investment return and principal value of an investment will fluctuate so that a partner's share, when redeemed, may be worth more or less than its original cost.
(b) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general.
(c) Not annualized.

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

ASSETS
  Investment in State Street Equity 500 Index Portfolio, at
     value (Note 1)                                             $171,677,287
  Receivable for Fund shares sold                                    146,651
                                                                ------------
                                                                 171,823,938
LIABILITIES
  Administration fees payable                                          7,243
  Distribution fees payable                                           42,203
                                                                ------------
                                                                      49,446
                                                                ------------
NET ASSETS                                                      $171,774,492
                                                                ============
NET ASSETS CONSIST OF:
  Paid-in Capital                                               $192,168,255
  Distributions in excess of net investment income                       (66)
  Accumulated net realized loss                                  (21,873,098)
  Net unrealized appreciation on investments and futures
     contracts                                                     1,479,401
                                                                ------------
                                                                $171,774,492
                                                                ============
CLASS A SHARES:
  Shares of beneficial interest outstanding                       17,853,395
  Offering, net asset value, and redemption price per share     $       9.62
                                                                ============

                See accompanying Notes to Financial Statements.
 2

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2001*

INCOME
  Dividend income allocated from Portfolio ** (Note 2)          $ 1,574,918
  Interest income allocated from Portfolio (Note 2)                 115,877
  Expenses allocated from Portfolio (Note 3)                        (53,597)
                                                                -----------
                                                                  1,637,198
                                                                -----------
EXPENSES
  Distribution fees (Note 3)                                        177,863
  Administration fees (Note 3)                                       59,290
                                                                -----------
                                                                    237,153
                                                                -----------
NET INVESTMENT INCOME                                             1,400,045
                                                                -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized loss allocated from Portfolio on:
     Investments                                                 (7,741,013)
     Futures                                                       (310,328)
                                                                -----------
                                                                 (8,051,341)
                                                                -----------
  Change in unrealized appreciation allocated from Portfolio on:
     Investments                                                  1,395,987
     Futures                                                         83,414
                                                                -----------
                                                                  1,479,401
                                                                -----------
  Net realized and unrealized gain on investments                (6,571,940)
                                                                -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS                      $(5,171,895)
                                                                ===========

---------------
 * The Fund commenced operations on April 18, 2001.
** Net of withholding taxes allocated from Portfolio of $15,062.

                See accompanying Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2001*

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                       $  1,400,045
  Net realized loss on investments                              (8,051,341)
  Change in unrealized appreciation                              1,479,401
                                                              ------------
  Net increase in net assets resulting from operations          (5,171,895)
                                                              ------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
  Net investment income                                         (1,463,861)
                                                              ------------
     Total Distributions                                        (1,463,861)
                                                              ------------
NET INCREASE FROM CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                  184,349,062
  Reinvestment of distributions                                  1,463,861
  Shares redeemed                                               (7,402,675)
                                                              ------------
     Net increase from capital share transactions              178,410,248
                                                              ------------
  Net increase in net assets                                   171,774,492
NET ASSETS, BEGINNING OF PERIOD                                         --
                                                              ------------
NET ASSETS, END OF PERIOD                                     $171,774,492
                                                              ============
Distributions in excess of net investment income              $        (66)
                                                              ============
CHANGES IN SHARES:
  Shares sold                                                   18,484,437
  Reinvestment of distributions                                    152,645
  Shares redeemed                                                 (783,687)
                                                              ------------
     Net increase in shares                                     17,853,395
                                                              ============

---------------
* The Fund commenced operations on April 18, 2001.

                See accompanying Notes to Financial Statements.
 4

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS
FOR A CLASS A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD

                                                              For the Period Ended
                                                              December 31, 2001(a)
                                                              --------------------
PER SHARE OPERATING PERFORMANCE (b):
NET ASSET VALUE, BEGINNING OF PERIOD                                      $  10.00
                                                                         ---------
INVESTMENT OPERATIONS:
  Net investment income                                                       0.08
  Net realized and unrealized loss on investments and
     futures contracts                                                       (0.38)
                                                                         ---------
     Total from investment operations                                        (0.30)
                                                                         ---------
LESS DISTRIBUTIONS FROM:
  Net investment income                                                      (0.08)
                                                                         ---------
     Total distributions                                                     (0.08)
                                                                         ---------
  Net decrease in net assets                                                 (0.38)
                                                                         ---------
NET ASSET VALUE, END OF PERIOD                                            $   9.62
                                                                         ---------
                                                                         ---------
TOTAL RETURN (c) (d)                                                         (2.97)%
                                                                         ---------
                                                                         ---------
RATIOS AND SUPPLEMENTARY DATA:
  Net Assets, End of Period (000s)                                        $171,774
  Ratios to average net assets (e):
     Operating expenses                                                     0.245%
     Net investment income                                                   1.18%
  Portfolio turnover rate (e)                                                  14%

---------------
(a) Fund commenced operations on April 18, 2001.
(b) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the State Street Equity 500 Index Portfolio.
(c) Not Annualized.
(d) Results represent past performance and are not indicative of future results.
(e) Annualized.

                See accompanying Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

1. ORGANIZATION
The State Street Institutional Investment Trust (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following funds: the State Street Equity 500 Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, the State Street MSCI(R) EAFE(R) Index Fund and the State Street Aggregate Bond Index Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to the State Street Equity 500 Index Fund (the "Fund").

The Fund commenced operations on April 18, 2001. As of December 31, 2001, the Fund was the only series of the Trust that had commenced operations. The Fund offers both Class A and Class B shares. Only Class A shares have been issued to date.

The Fund invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the "Portfolio"). The investment objective and policies of the Portfolio are the same as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (6.377% at December 31, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES
The Fund's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION: The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere within this report.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis. Net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Realized and unrealized gains and losses from security transactions consist of the Fund's pro-rata share of the Portfolio's realized and unrealized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost. In addition, the Fund accrues its own expenses.

STATE STREET EQUITY 500 INDEX FUND

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001 -- (CONTINUED)

DIVIDENDS AND DISTRIBUTIONS: Dividends, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

FEDERAL INCOME TAXES: The Fund intends to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net taxable income and capital gains, if any, the Fund will not be subject to federal excise tax.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These book tax differences are primarily due to wash sales.

At December 31, 2001 the Fund generated a capital loss carry forward in the amount of $18,165,550. This capital loss may be utilized to offset any net realized capital gains until the expiration date of December 31, 2009.

3. RELATED PARTY FEES AND TRANSACTIONS
The Portfolio pays an advisory fee of 0.045% of its average daily net assets to SSgA Funds Management, Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street Bank & Trust Company ("State Street"), for SSgA's services as the investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal and audit expenses). For the period from April 18, 2001 (commencement of operations) through December 31, 2001, the Fund's pro-rata share of theses expenses amounted to $53,597. State Street is also the administrator for the Fund, the custodian for the Fund's assets, and serves as the transfer agent to the Fund. As compensation for its services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Fund, including ordinary legal and audit expenses), State Street receives a fee at an annual rate of 0.05% of average daily net assets of the Fund. Under this arrangement, the Fund's expenses for the period from April 18, 2001 (commencement of operations) through December 31, 2001, such fees amounted to $59,290.

The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act, (the "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, the Fund may compensate its distributor (or others) in connection with the distribution of Class A and Class B shares and for services provided to the Fund's shareholders. The Rule 12b-1 Plan calls for payments at an annual rate of up to 0.25% of daily average

STATE STREET EQUITY 500 INDEX FUND

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001 -- (CONTINUED)

net assets for each fund, except that Class A shares of the Fund, which has an annual rate of up to 0.15% of daily average net assets. For the period from April 18, 2001 (commencement of operations) through December 31, 2001, the Fund made payments pursuant to the Rule 12b-1 plan in the amount of $177,863.

ALPS Distributors, Inc. serves as Distributor (the "Distributor") pursuant to a Distribution Agreement with the Trust. Pursuant to the Distribution Agreement, State Street pays the Distributor fees under the Rule 12b-1 Plan. For the period from April 18, 2001 (commencement of operations) through December 31, 2001, the Distributor received $4,217 under the Rule 12b-1 Plan.

4. DISTRIBUTIONS TO SHAREHOLDERS
On December 21, 2001, a distribution of $0.08 per share was declared. The dividend was paid on December 24, 2001, to shareholders of record on December 20, 2001.

The tax character of distributions paid during the period from April 18, 2001 through December 31, 2001 was as follows:

Distributions paid from:
     Ordinary income                      $1,463,861
                                          ==========

As of December 31, 2001, there were no significant differences between the book basis and tax basis components of net assets, other than differences in unrealized appreciation, primarily attributable to wash sale loss deferrals.

5. TAX INFORMATION -- (UNAUDITED)
For federal income tax purposes, the following information is furnished with respect to the Fund's distributions for its fiscal year ended December 31, 2001:

State Street Equity 500 Index Fund had 100% of 2001 dividends qualify for the corporate dividends received deduction.

STATE STREET EQUITY 500 INDEX FUND

STATE STREET INSTITUTIONAL INVESTMENT TRUST
(UNAUDITED)

------------------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF
                                                                                     PORTFOLIOS IN       OTHER
                           POSITION(S)   TERM OF OFFICE                              FUND COMPLEX    DIRECTORSHIPS
                            HELD WITH    AND LENGTH OF      PRINCIPAL OCCUPATION      OVERSEEN BY       HELD BY
 NAME, ADDRESS, AND AGE       FUND        TIME SERVED      DURING PAST FIVE YEARS       TRUSTEE         TRUSTEE
------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------
 Michael F. Holland        Trustee and  Term: Indefinite  Holland & Company L.L.C.,       10         Director of
 Age: 57                   Chairman of  Elected: 2/00     Chairman, 1995 to                          the Holland
 P.O. Box 5049             the Board                      present.                                   Series Fund,
 Boston, MA 02206                                                                                    Inc. and the
                                                                                                     China Fund,
                                                                                                     Inc.
------------------------------------------------------------------------------------------------------------------
 William L. Boyan          Trustee      Term: Indefinite  Trustee of Old Mutual           10         Trustee of
 Age: 65                                Elected: 2/00     South Africa Equity Trust                  Old Mutual
 P.O. Box 5049                                            since 1983; Chairman of                    South Africa
 Boston, MA 02206                                         the Board of Trustees of                   Equity Trust
                                                          Children's Hospital and
                                                          Children's Medical Center
                                                          since 1984; Director of
                                                          John Hancock Mutual Life
                                                          Insurance Company, 1983
                                                          to 1998; and President
                                                          and Chief Operations
                                                          Officer of John Hancock
                                                          Mutual Life Insurance
                                                          Company, 1992 to 1998.
                                                          Mr. Boyan retired in
                                                          1999.
------------------------------------------------------------------------------------------------------------------
 Rina K. Spence            Trustee      Term: Indefinite  President of SpenceCare         10         Director of
 Age: 53                                Elected: 2/00     International LLC since                    Berkshire
 P.O. Box 5049                                            1998; Chief Executive                      Life
 Boston, MA 02206                                         Officer of Consensus                       Insurance
                                                          Pharmaceutical, Inc.,                      Company of
                                                          1998 to 1999; and                          America
                                                          Founder, President and
                                                          Chief Executive Officer
                                                          of Spence Center for
                                                          Women's Health, 1994 to
                                                          1998.
------------------------------------------------------------------------------------------------------------------
 Douglas T. Williams       Trustee      Term: Indefinite  Executive Vice President        10         None
 Age: 60                                Elected: 2/00     of Chase Manhattan Bank,
 P.O. Box 5049                                            1987 to 1999. Mr.
 Boston, MA 02206                                         Williams retired in 1999.
------------------------------------------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX FUND

STATE STREET INSTITUTIONAL INVESTMENT TRUST
(UNAUDITED) -- CONTINUED

------------------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF
                                                                                     PORTFOLIOS IN       OTHER
                           POSITION(S)   TERM OF OFFICE                              FUND COMPLEX    DIRECTORSHIPS
                            HELD WITH    AND LENGTH OF      PRINCIPAL OCCUPATION      OVERSEEN BY       HELD BY
 NAME, ADDRESS, AND AGE       FUND        TIME SERVED      DURING PAST FIVE YEARS       TRUSTEE         TRUSTEE
------------------------------------------------------------------------------------------------------------------
 OFFICERS:
------------------------------------------------------------------------------------------------------------------
 Kathleen C. Cuocolo       President    Term: Indefinite  Executive Vice President        --         --
 Age: 49                                Elected: 5/00     of State Street Bank and
 Two Avenue de Lafayette                                  Trust Company since 2000;
 Boston, MA 02111                                         and Senior Vice President
                                                          of State Street Bank and
                                                          Trust Company, 1982 to
                                                          2000.
------------------------------------------------------------------------------------------------------------------
 Janine L. Cohen           Treasurer    Term: Indefinite  Senior Vice President of        --         --
 Age: 48                                Elected: 5/00     State Street Bank and
 Two Avenue de Lafayette                                  Trust Company since 2001;
 Boston, MA 02111                                         and Vice President of
                                                          State Street Bank and
                                                          Trust Company, 1992 to
                                                          2000.
------------------------------------------------------------------------------------------------------------------
 Julie A. Tedesco          Secretary    Term: Indefinite  Vice President and              --         --
 Age: 44                                Elected: 5/00     Counsel of State Street
 One Federal Street                                       Bank and Trust Company
 Boston, MA 02110                                         since 2000; and Counsel
                                                          of First Data Investor
                                                          Services Group, Inc.,
                                                          1994 to 2000.
------------------------------------------------------------------------------------------------------------------
 K. David James            Assistant    Term: Indefinite  Associate Counsel of            --         --
 Age: 31                   Secretary    Elected: 9/01     State Street Bank and
 One Federal Street                                       Trust Company since 2000,
 Boston, MA 02110                                         and 1998 to 1999;
                                                          Paralegal Manager of PFPC
                                                          Inc., 1999 to 2000; and
                                                          Legal Manager of Fidelity
                                                          Investments, 1996 to
                                                          1998.
------------------------------------------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX FUND
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees of State Street Institutional Investment Trust and Shareholders of State Street Equity 500 Index Fund:

We have audited the accompanying statement of assets and liabilities of the State Street Equity 500 Index Fund (one of the funds constituting State Street Institutional Investment Trust)(the "Fund") as of December 31, 2001, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from April 18, 2001 (commencement of operations) to December 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Equity 500 Index Fund at December 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the period from April 18, 2001 to December 31, 2001, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
February 8, 2002

                    STATE STREET EQUITY 500 INDEX PORTFOLIO

                                 ANNUAL REPORT

                               DECEMBER 31, 2001

STATE STREET EQUITY 500 INDEX PORTFOLIO

MANAGEMENT DISCUSSION OF FUND PERFORMANCE AND ANALYSIS

THE PORTFOLIO
The State Street Equity 500 Index Portfolio's (the "Portfolio") investment objective is to replicate as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500 Index. The S&P 500 Index is a well-known unmanaged stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

For the year ended December 31, 2001 the Portfolio declined 11.94%. For the same period, the S&P 500 Index declined 11.89%.

THE MARKET
Many people are happy to put the Year 2001 to bed and are looking forward to the Year 2002. Despite very strong performance in the equity markets in the fourth quarter, most equity indexes posted losses for the second year in a row. The Dow lost 5%; the S&P 500 lost 12%; the Nasdaq fell over 20%; the Wilshire 5000 lost over 10%. Two consecutive years of down equity markets has not been seen since the 1970s. The only major U.S. equity index with a positive return for 2001 was the small cap Russell 2000, gaining 2.5%. On an optimistic note, three consecutive down years in the U.S. equity markets is a rare occurrence, last witnessed 60 years ago during the period between 1939 - 1941.

On the back of the horrific events of September 11th and the punishment the markets took in the third quarter, the fourth quarter of 2001 realized positive double-digit equity returns. Perceived progress was seen in the War on Terrorism, and economic indicators pointed to a recovery in 2002. Recessions have historically lasted on average 16 months, and if history is repeated, an upturn may begin July 2002. As the equity markets are forward looking, these expectations began to get priced into the market in the fourth quarter of 2001. During the fourth quarter of 2001, the Dow Jones Industrial Average was up over 13%, while the S&P 500 climbed 11% and the Nasdaq soared over 30%. Additionally, during the fourth quarter of 2001, the Russell 2000 gained over 20% while the broad market Wilshire 5000 gained over 12%.

The Federal Open Market Committee cut rates three times during the fourth quarter, bringing the number of interest rate cuts in 2001 to eleven. The Federal Funds rate now stands at 1.75%, down 425 basis points from 6% at the end of 2000. On top of low interest rates, we are starting the first full year in which Bush's tax cuts take effect. Increased liquidity has generally boded well for the equity markets, but consumers are still laden with heavy debt burdens and company profits are still being hurt as they cut prices and introduce incentives to spur consumer demand. Many Wall Street strategists are predicting equity returns in the mid to high single digits for the coming year, but there still remain risks to the downside as valuations are still relatively high by historical standards.

STATE STREET EQUITY 500 INDEX PORTFOLIO

GROWTH OF A $10,000 INVESTMENT (a)
[LINE CHART]

                                                                EQUITY 500 INDEX PORTFOLIO*            S&P 500 INDEX** (B)
                                                                ---------------------------            -------------------
3/1/2000                                                                  10000.00                           10000.00
6/30/2000                                                                 10683.00                           10686.00
12/31/2000                                                                 9759.00                            9755.00
6/30/2001                                                                  9090.00                            9102.00
12/31/2001                                                                 8587.00                            8597.00

                           INVESTMENT PERFORMANCE (a)
                     For the Period Ended December 31, 2001

                                                                           Total Return
                                                 Total Return        Average Annualized Since
                                                   One Year         Commencement of Operations
                                               December 31, 2001         (March 1, 2000)
  State Street Equity 500 Index Portfolio                -11.94%                        -7.95%
  S&P 500 Index (b)                                      -11.89%                        -7.92%

(a) Total returns and performance graph information represent past performance and are not indicative of future results. Investment return and principal value of an investment will fluctuate so that a partner's share, when redeemed, may be worth more or less than its original cost.
(b) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general.

STATE STREET EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2001

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
COMMON STOCKS - 97.4%
AEROSPACE - 1.2%
Boeing Co.                      209,746       $    8,134
General Dynamics Corp.           50,173            3,996
Lockheed Martin Corp.           108,252            5,052
Northrop Grumman Corp.           27,324            2,755
Raytheon Co.                     96,277            3,126
Rockwell Collins                 44,787              873
United Technologies Corp.       118,701            7,672
                                              ----------
                                                  31,608
                                              ----------
BASIC INDUSTRIES - 3.2%
Air Products & Chemicals,
  Inc.                           57,785            2,711
Alcan Inc.                       80,834            2,904
Alcoa, Inc.                     217,527            7,733
Allegheny Technologies,
  Inc.                           19,254              323
Goodrich Co.                     25,267              673
Barrick Gold Corp.              131,110            2,091
Bemis Co., Inc.                  12,953              637
Boise Cascade Corp.              13,566              461
Dow Chemical Co.                226,153            7,639
Du Pont (E.I.) de Nemours
  & Co.                         256,729           10,914
Eastman Chemical Co.             18,907              738
Engelhard Corp.                  32,024              886
Freeport-McMoRan Copper &
  Gold, Inc. Class B (a)         35,271              472
Great Lakes Chemical Corp.       11,827              287
Hercules, Inc.                   26,442              264
Illinois Tool Works, Inc.        75,954            5,144
Inco, Ltd. (a)                   44,587              755
International Paper Co.         120,702            4,870
Kimberly-Clark Corp.            134,188            8,024
Mead Corp.                       24,259              749
Minnesota Mining &
  Manufacturing Co.              98,644           11,661
Newmont Mining Corp.             47,885              915
Nucor Corp.                      19,032            1,008
Phelps Dodge Corp.               19,228              623
Placer Dome, Inc.                80,275              876

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
PPG Industries, Inc.             42,795       $    2,213
Praxair, Inc.                    41,225            2,278
Rohm & Haas Co.                  56,613            1,961
Sealed Air Corp. (a)             20,518              838
Sigma Aldrich Corp.              18,560              731
Temple-Inland, Inc.              12,037              683
USX-U.S. Steel Group             21,730              394
Waters Corp. (a)                 32,500            1,259
Westvaco Corp.                   24,718              703
Willamette Industries,
  Inc.                           28,178            1,469
Worthington Industries,
  Inc.                           20,912              297
                                              ----------
                                                  86,184
                                              ----------
CAPITAL GOODS - 6.1%
Allied Waste Industries,
  Inc. (a)                       48,268              679
Ball Corp.                        6,738              476
Boston Scientific Corp.
  (a)                           101,921            2,458
Caterpillar, Inc.                86,199            4,504
Cooper Industries, Inc.          22,908              800
Crane Co.                        14,647              376
Cummins Inc.                      9,890              381
Deere & Co.                      59,606            2,602
Dover Corp.                      49,823            1,847
Emerson Electric Co.            106,838            6,101
General Electric Co.          2,484,757           99,589
Grainger W.W., Inc.              23,150            1,111
HCA Inc.                        134,037            5,166
Ingersoll-Rand Co.               41,233            1,724
ITT Industries, Inc.             21,483            1,085
Johnson Controls, Inc.           21,243            1,715
Millipore Corp.                  11,482              697
Pall Corp.                       29,558              711
Parker-Hannifin Corp.            28,642            1,315
TRW, Inc.                        30,592            1,133
Tyco International, Ltd.        499,640           29,429
                                              ----------
                                                 163,899
                                              ----------
CONSUMER BASICS - 20.6%
Abbott Laboratories             386,670           21,557
Aetna, Inc.                      34,848            1,150
Albertson's, Inc.               101,943            3,210

STATE STREET EQUITY 500 INDEX PORTFOLIO

DECEMBER 31, 2001

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
CONSUMER BASICS -- (CONTINUED)
Allergan, Inc.                   33,393       $    2,506
American Home Products
  Corp.                         328,085           20,131
AmerisourceBergen Corp.          25,177            1,600
Amgen, Inc. (a)                 261,968           14,783
Archer-Daniels-Midland Co.      168,429            2,417
Bard (C.R.), Inc.                12,459              804
Bausch & Lomb, Inc.              12,986              489
Baxter International, Inc.      149,305            8,007
Becton, Dickinson & Co.          66,045            2,189
Biogen, Inc. (a)                 38,140            2,187
Biomet, Inc.                     68,994            2,132
Black & Decker Corp.             19,888              750
Bristol-Myers Squibb Co.        485,391           24,755
Campbell Soup Co.               102,853            3,072
Cardinal Health, Inc.           112,439            7,270
Chiron Corp. (a)                 48,258            2,116
Clorox Co.                       60,546            2,395
Coca-Cola Co.                   621,456           29,302
Coca-Cola Enterprises,
  Inc.                          114,392            2,167
Colgate-Palmolive Co.           141,406            8,166
ConAgra, Inc.                   135,227            3,214
Corning, Inc.                   236,387            2,109
Costco Wholesale Corp. (a)      112,399            4,988
CVS Corp.                        99,971            2,959
Forest Laboratories, Inc.
  (a)                            44,340            3,634
General Mills, Inc.              91,140            4,740
Genzyme Corp. (a)                52,800            3,161
Gillette Co.                    265,063            8,853
H.J. Heinz Co.                   87,607            3,602
Health Management
  Associates, Inc. Class A
  (a)                            60,500            1,113
HEALTHSOUTH Corp. (a)            95,409            1,414
Hershey Foods Corp.              34,995            2,369
Humana, Inc. (a)                 41,643              491
Immunex Corp. (a)               134,400            3,724
Johnson & Johnson               768,144           45,397
Kellogg Co.                     102,258            3,078

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
King Pharmaceuticals, Inc.
  (a)                            61,991       $    2,612
Kroger Co. (a)                  202,219            4,220
Lilly (Eli) & Co.               280,661           22,043
Manor Care, Inc. (a)             25,234              598
McKesson HBOC, Inc.              72,247            2,702
MedImmune, Inc. (a)              54,540            2,528
Medtronic, Inc.                 303,708           15,553
Merck & Co., Inc.               569,639           33,495
Pactiv Corp. (a)                 38,859              690
Pepsi Bottling Group, Inc.       70,348            1,653
PepsiCo, Inc.                   441,333           21,489
Pfizer, Inc.                  1,578,779           62,914
Pharmacia Inc.                  326,990           13,946
Philip Morris Cos., Inc.        542,575           24,877
Procter & Gamble Co.            323,496           25,598
Safeway, Inc. (a)               125,944            5,258
Sara Lee Corp.                  196,465            4,368
Schering-Plough Corp.           364,781           13,063
Snap-On Inc.                     14,086              474
St. Jude Medical, Inc. (a)       21,031            1,633
Stanley Works                    20,925              975
Stryker Corp.                    49,713            2,902
SYSCO Corp.                     168,121            4,408
Tenet Healthcare Corp. (a)       80,949            4,753
Tupperware Corp.                 14,177              273
Unilever NV ADR                 144,038            8,298
UnitedHealth Group, Inc.         79,090            5,597
UST Inc.                         39,952            1,398
Watson Pharmaceuticals,
  Inc. (a)                       25,946              815
Wellpoint Health Networks,
  Inc. (a)                       15,516            1,813
Winn-Dixie Stores, Inc.          34,369              490
Wrigley Wm., Jr. Co.             56,972            2,927
Zimmer Holdings, Inc. (a)        47,552            1,452
                                              ----------
                                                 553,816
                                              ----------
CONSUMER DURABLES - 1.5%
AutoZone, Inc. (a)               28,940            2,078
Avery Dennison Corp.             26,993            1,526
Best Buy Co. (a)                 52,740            3,928

STATE STREET EQUITY 500 INDEX PORTFOLIO

DECEMBER 31, 2001

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
CONSUMER DURABLES -- (CONTINUED)
Cooper Tire & Rubber Co.         17,774       $      284
Dana Corp.                       36,253              503
Danaher Corp.                    36,519            2,203
Delphi Automotive Systems
  Corp.                         144,065            1,968
Eaton Corp.                      16,858            1,254
Ford Motor Co.                  461,071            7,248
General Motors Corp.            138,431            6,728
Genuine Parts Co.                42,126            1,546
Goodyear Tire & Rubber Co.       38,927              927
Harley-Davidson, Inc.            76,002            4,128
Leggett & Platt, Inc.            48,057            1,105
Maytag Corp.                     18,639              578
PACCAR, Inc.                     18,702            1,227
Pitney Bowes, Inc.               63,182            2,376
Visteon Corp.                    32,015              482
Whirlpool Corp.                  16,357            1,199
                                              ----------
                                                  41,288
                                              ----------
CONSUMER NON-DURABLES - 7.2%
Adolph Coors Co. Class B          9,137              488
Alberto Culver Co. Class B       13,882              621
Anheuser-Busch Cos., Inc.       225,433           10,192
Avon Products, Inc.              60,017            2,791
Bed Bath & Beyond, Inc.
  (a)                            73,890            2,505
Big Lots, Inc. (a)               27,718              288
Brown-Forman Corp., Class
  B                              16,755            1,049
Brunswick Corp.                  21,087              459
Circuit City Stores, Inc.        50,967            1,323
Dillard's, Inc. Class A          20,867              334
Dollar General Corp.             80,996            1,207
Eastman Kodak Co.                74,233            2,185
Family Dollar Stores, Inc.       42,046            1,261
Federated Department
  Stores, Inc. (a)               48,402            1,980
Fortune Brands, Inc.             37,451            1,483
Gap, Inc.                       216,555            3,019
Hasbro, Inc.                     42,201              685
Home Depot, Inc.                586,861           29,936

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
International Flavors &
  Fragrances, Inc.               23,416       $      696
JC Penney & Co., Inc.            64,443            1,733
Jones Apparel Group, Inc.
  (a)                            30,400            1,008
Kmart Corp. (a)                 119,971              655
Kohl's Corp. (a)                 83,097            5,853
Limited, Inc.                   104,377            1,536
Liz Claiborne, Inc.              12,837              639
Lowe's Cos., Inc.               193,777            8,993
Mattel, Inc.                    110,705            1,904
May Department Stores Co.        75,782            2,802
Newell Rubbermaid, Inc.          65,258            1,799
NIKE, Inc. Class B               68,265            3,839
Nordstrom, Inc.                  32,817              664
Office Depot, Inc. (a)           72,917            1,352
Radioshack Corp.                 45,410            1,367
Reebok International, Ltd.
  (a)                            14,236              377
Sears Roebuck & Co.              82,609            3,935
Staples, Inc. (a)               117,246            2,192
Starbucks Corp. (a)              93,094            1,773
SuperValu, Inc.                  32,230              713
Target Corp.                    226,533            9,299
Tiffany & Co.                    35,787            1,126
TJX Cos., Inc.                   71,119            2,835
Toys "R" Us, Inc. (a)            48,352            1,003
V.F. Corp.                       27,272            1,064
Wal-Mart Stores, Inc.         1,118,127           64,348
Walgreen Co.                    255,876            8,613
                                              ----------
                                                 193,924
                                              ----------
CONSUMER SERVICES - 1.5%
AMR Corp. (a)                    37,676              835
Carnival Corp.                  147,023            4,128
Convergys Corp. (a)              41,870            1,570
Darden Restaurants, Inc.         28,948            1,025
Delta Air Lines, Inc.            30,149              882
Harrah's Entertainment,
  Inc. (a)                       28,675            1,061
Hilton Hotels Corp.              90,327              986

STATE STREET EQUITY 500 INDEX PORTFOLIO

DECEMBER 31, 2001

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
CONSUMER SERVICES -- (CONTINUED)
Marriot International,
  Inc. Class A                   62,392       $    2,536
McDonald's Corp.                325,064            8,604
Sabre Holdings Corp. Class
  A (a)                          32,561            1,379
Sapient Corp. (a)                30,093              232
Southwest Airlines Co.          191,746            3,544
Starwood Hotels & Resorts
  Worldwide, Inc. Class B        48,648            1,452
Tricon Global Restaurants,
  Inc. (a)                       35,996            1,771
USAirways Group, Inc. (a)        16,397              104
Walt Disney Co.                 510,552           10,579
Wendy's International,
  Inc.                           27,786              811
                                              ----------
                                                  41,499
                                              ----------
ELECTRICAL EQUIPMENT -0.6%
American Power Conversion
  Corp. (a)                      46,956              680
CIENA Corp. (a)                  80,131            1,146
Molex, Inc.                      47,811            1,480
Power-One, Inc. (a)              18,992              197
Tektronix, Inc. (a)              22,917              591
Texas Instruments, Inc.         436,351           12,218
Thomas & Betts Corp.             14,222              301
                                              ----------
                                                  16,613
                                              ----------
ELECTRONICS - 2.0%
Agilent Technologies, Inc.
  (a)                           115,750            3,300
Altera Corp. (a)                 98,227            2,085
Analog Devices, Inc. (a)         90,307            4,009
Applied Micro Circuits
  Corp. (a)                      73,616              833
Broadcom Corp. (a)               65,766            2,688
Conexant Systems, Inc. (a)       60,517              869
JDS Uniphase Corp. (a)          331,935            2,878
KLA Tencor Corp. (a)             47,505            2,353
Lexmark International
  Group, Inc. Class A (a)        31,409            1,853
Linear Technology Corp.          79,934            3,114

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
Maxim Integrated Products,
  Inc. (a)                       82,040       $    4,307
Novellus Systems, Inc. (a)       34,858            1,375
NVIDIA Corp. (a)                 35,900            2,402
QLogic Corp. (a)                 22,610            1,006
QUALCOMM, Inc. (a)              190,037            9,591
Sanmina Corp. (a)               130,431            2,594
Solectron Corp. (a)             205,046            2,313
Teradyne, Inc. (a)               42,677            1,286
Vitesse Semiconductor
  Corp. (a)                      44,943              559
Xilinx, Inc. (a)                 83,790            3,272
                                              ----------
                                                  52,687
                                              ----------
ENERGY - 6.7%
Amerada Hess Corp.               21,845            1,365
Anadarko Petroleum Corp.         63,013            3,582
Apache Corp.                     33,749            1,683
Ashland, Inc.                    16,903              779
Baker Hughes, Inc.               85,078            3,103
Burlington Resources, Inc.       54,922            2,062
Calpine Corp. (a)                73,121            1,228
ChevronTexaco Corp.             266,181           23,853
Conoco, Inc.                    156,163            4,419
Constellation Energy Group       40,071            1,064
Devon Energy Corp.               31,737            1,227
El Paso Corp.                   128,707            5,742
EOG Resources, Inc.              28,348            1,109
ExxonMobil Corp.              1,712,989           67,320
Halliburton Co.                 109,842            1,439
Kerr-McGee Corp.                 24,514            1,343
Kinder Morgan, Inc.              28,015            1,560
McDermott International,
  Inc.(a)                        15,030              184
Mirant Corp. (a)                 87,159            1,396
Nabors Industries, Inc.
  (a)                            35,923            1,233
Noble Drilling Corp. (a)         32,874            1,119
Occidental Petroleum Corp.       94,730            2,513
Phillips Petroleum Co.           94,565            5,699
Progress Energy, Inc.            55,577            2,503
Rowan Cos., Inc. (a)             23,121              448

STATE STREET EQUITY 500 INDEX PORTFOLIO

DECEMBER 31, 2001

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
ENERGY -- (CONTINUED)
Royal Dutch Petroleum Co.
  ADR                           535,624       $   26,256
Schlumberger, Ltd.              144,570            7,944
Sempra Energy                    50,480            1,239
Sunoco, Inc.                     20,548              767
Transocean Sedco Forex,
  Inc.                           81,421            2,754
Unocal Corp.                     62,485            2,254
Marathon Oil Corp.               79,119            2,374
                                              ----------
                                                 181,561
                                              ----------
FINANCE - 17.9%
AFLAC, Inc.                     132,283            3,249
Allstate Corp.                  183,002            6,167
Ambac Financial Group,
  Inc.                           25,934            1,501
American Express Co.            334,389           11,934
American International
  Group, Inc.                   655,103           52,015
AmSouth Bancorp                  90,702            1,714
AON Corp.                        67,027            2,381
Bank of America Corp.           393,997           24,802
Bank of New York Co., Inc.      185,475            7,567
Bank One Corp.                  292,517           11,423
BB&T Corp.                      110,151            3,978
Bear Stearns Cos., Inc.          22,623            1,327
Capital One Financial
  Corp.                          52,821            2,850
Charter One Financial,
  Inc.                           53,146            1,443
Chubb Corp.                      44,088            3,042
CIGNA Corp.                      37,735            3,496
Cincinnati Financial Corp.       39,400            1,503
Citigroup, Inc.               1,288,365           65,037
Comerica, Inc.                   45,721            2,620
Concord EFS, Inc. (a)           121,186            3,973
Conseco, Inc. (a)                82,732              369
Countrywide Credit
  Industries, Inc.               28,997            1,188
Equifax, Inc.                    35,030              846
Equity Office Properties
  Trust                         102,500            3,083
Equity Residential
  Properties Trust               65,700            1,886
Fannie Mae                      249,719           19,853

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
Federal Home Loan Mortgage
  Corp.                         175,055       $   11,449
Fifth Third Bancorp             144,660            8,908
Fiserv, Inc. (a)                 48,046            2,033
FleetBoston Financial
  Corp.                         261,731            9,553
Franklin Resources, Inc.         67,123            2,367
Golden West Financial
  Corp.                          40,775            2,400
Hartford Financial
  Services Group, Inc.           59,600            3,745
Household International
  Corp.                         117,002            6,779
Huntington Bancshares,
  Inc.                           61,483            1,056
J.P. Morgan Chase & Co.         495,481           18,011
Jefferson-Pilot Corp.            37,271            1,725
John Hancock Financial
  Services, Inc.                 77,700            3,209
KeyCorp                         107,815            2,624
Lehman Brothers Holdings,
  Inc.                           61,645            4,118
Lincoln National Corp.           48,139            2,338
Loews Corp.                      49,932            2,765
Marsh & McLennan Cos.,
  Inc.                           69,446            7,462
MBIA, Inc.                       36,329            1,948
MBNA Corp.                      214,883            7,564
Mellon Financial Corp.          119,279            4,487
Merrill Lynch & Co., Inc.       210,689           10,981
MetLife, Inc.                   186,984            5,924
MGIC Investment Corp.            26,245            1,620
Moody's Corp.                    38,620            1,539
Morgan Stanley Dean Witter
  & Co.                         274,605           15,361
National City Corp.             150,153            4,391
Northern Trust Corp.             56,077            3,377
Paychex, Inc.                    94,040            3,295
PNC Financial Services,
  Group Inc.                     72,256            4,061
Progressive Corp.                18,694            2,791
Providian Financial Corp.        69,919              248
Regions Financial Corp.          55,690            1,673
SAFECO Corp.                     31,298              975

STATE STREET EQUITY 500 INDEX PORTFOLIO

DECEMBER 31, 2001

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
FINANCE -- (CONTINUED)
Schwab (Charles) Corp.          346,052       $    5,353
SouthTrust Corp.                 87,210            2,146
St. Paul Cos., Inc.              54,429            2,393
State Street Corp.               81,726            4,270
Stilwell Financial, Inc.         53,659            1,461
SunTrust Banks, Inc.             72,950            4,574
Synovus Financial Corp.          71,060            1,780
T. Rowe Price Group, Inc.        30,016            1,043
Torchmark Corp.                  30,751            1,210
U.S. Bancorp                    488,575           10,226
Union Planters Corp.             33,600            1,516
UnumProvident Corp.              59,112            1,567
USA Education, Inc.              41,015            3,446
Wachovia Corp.                  340,838           10,689
Washington Mutual, Inc.         221,475            7,242
Wells Fargo Co.                 428,381           18,613
XL Capital, Ltd. Class A         33,650            3,074
Zions Bancorp                    22,561            1,186
                                              ----------
                                                 481,813
                                              ----------
GENERAL BUSINESS - 2.9%
American Greetings Corp.
  Class A                        15,574              215
Automatic Data Processing,
  Inc.                          156,874            9,240
Cendant Corp. (a)               243,621            4,777
Cintas Corp.                     41,428            1,989
Clear Channel
  Communications, Inc. (a)      148,922            7,582
Comcast Corp. Special
  Class A (a)                   237,415            8,547
Computer Sciences Corp.
  (a)                            43,297            2,121
Deluxe Corp.                     17,307              720
Dow Jones & Co., Inc.            21,109            1,155
Ecolab, Inc.                     31,286            1,259
First Data Corp.                 95,515            7,493
Fluor Corp.                      19,395              725
Gannett Co., Inc.                66,091            4,443
H&R Block, Inc.                  44,738            2,000
IMS Health, Inc.                 72,156            1,408
Interpublic Group Cos.,
  Inc.                           95,054            2,808

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
KB Home                          10,857       $      435
Knight-Ridder, Inc.              21,029            1,365
McGraw-Hill, Inc.                49,486            3,018
Meredith Corp.                   12,204              435
New York Times Co. Class A       39,014            1,687
Omnicom Group, Inc.              46,582            4,162
Quintiles Transnational
  Corp. (a)                      28,594              460
R.R. Donnelley & Sons Co.        28,742              853
Robert Half International,
  Inc. (a)                       42,808            1,143
TMP Worldwide, Inc. (a)          26,023            1,116
Tribune Co.                      75,621            2,831
Waste Management, Inc.          156,447            4,992
                                              ----------
                                                  78,979
                                              ----------
SHELTER - 0.4%
Centex Corp.                     14,477              827
Georgia-Pacific Group            58,185            1,606
Louisiana Pacific Corp.          25,545              216
Masco Corp.                     116,774            2,861
Pulte Corp.                      14,401              643
Sherwin-Williams Co.             38,092            1,048
Vulcan Materials Co.             24,791            1,188
Weyerhaeuser Co.                 54,409            2,942
                                              ----------
                                                  11,331
                                              ----------
TECHNOLOGY - 14.2%
Adobe Systems, Inc.              61,386            1,906
Advanced Micro Devices,
  Inc. (a)                       84,270            1,337
Apple Computer, Inc. (a)         89,719            1,965
Applera Corp. -- Applied
  Biosystems Group               51,740            2,032
Applied Materials, Inc.
  (a)                           204,837            8,214
Autodesk, Inc.                   13,231              493
BMC Software, Inc. (a)           59,654              977
Cisco Systems, Inc. (a)       1,829,171           33,126
Citrix Systems, Inc. (a)         45,254            1,025
COMPAQ Computer Corp.           424,671            4,145

STATE STREET EQUITY 500 INDEX PORTFOLIO

DECEMBER 31, 2001

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
TECHNOLOGY -- (CONTINUED)
Computer Associates
  International, Inc.           143,859       $    4,962
Compuware Corp. (a)              90,090            1,062
Dell Computer Corp. (a)         649,206           17,645
Electronic Data Systems
  Corp.                         117,671            8,066
EMC Corp.                       554,382            7,451
Gateway, Inc. (a)                79,076              636
Guidant Corp. (a)                77,283            3,849
Hewlett-Packard Co.             487,753           10,018
Honeywell International,
  Inc.                          204,232            6,907
Intel Corp.                   1,681,670           52,889
International Business
  Machines Corp.                431,405           52,183
International Game
  Technology (a)                 18,123            1,238
Intuit, Inc. (a)                 53,470            2,287
Jabil Circuit, Inc. (a)          46,799            1,063
LSI Logic Corp. (a)              88,540            1,397
Mercury Interactive Corp.
  (a)                            20,237              688
Micron Technology, Inc.
  (a)                           149,859            4,646
Microsoft Corp. (a)           1,348,656           89,375
National Semiconductor
  Corp. (a)                      42,518            1,309
NCR Corp. (a)                    23,649              872
Network Appliance, Inc.
  (a)                            79,708            1,743
Novell, Inc. (a)                 88,215              405
Oracle Systems Corp. (a)      1,401,509           19,355
Palm, Inc. (a)                  138,886              539
Parametric Technology
Corp. (a)                        64,737              503
PeopleSoft, Inc. (a)             75,123            3,020
PerkinElmer, Inc.                32,191            1,127
PMC-Sierra, Inc. (a)             40,322              857
Rockwell International
  Corp.                          44,787              800
Scientific-Atlanta, Inc.         39,921              956
Siebel Systems, Inc. (a)        114,732            3,210
Sun Microsystems, Inc. (a)      817,269           10,052
Symbol Technologies, Inc.        55,500              881

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
Tellabs, Inc. (a)               100,185       $    1,498
Textron, Inc.                    34,531            1,432
Thermo Electron Corp.            44,389            1,059
Unisys Corp. (a)                 77,514              972
VERITAS Software Corp. (a)       99,959            4,481
Xerox Corp.                     170,039            1,772
Yahoo!, Inc. (a)                145,024            2,574
                                              ----------
                                                 380,999
                                              ----------
TELECOMMUNICATIONS - 7.8%
ADC Telecommunications,
  Inc. (a)                      191,459              881
Andrew Corp. (a)                 19,974              437
AOL Time Warner, Inc. (a)     1,107,356           35,546
AT&T Corp.                      885,966           16,071
AT&T Wireless Services,
  Inc. (a)                      635,728            9,135
Avaya, Inc. (a)                  69,515              845
BellSouth Corp.                 467,793           17,846
CenturyTel, Inc.                 34,535            1,133
Citizens Communications
  Co. (a)                        69,842              745
Comverse Technology, Inc.
  (a)                            45,440            1,016
Lucent Technologies, Inc.       859,409            5,406
Motorola, Inc.                  551,791            8,288
Nextel Communications,
  Inc. Class A (a)              195,939            2,147
Nortel Networks Corp.           795,417            5,966
Qwest Communications
  International, Inc.           414,435            5,856
SBC Communications, Inc.        841,679           32,969
Univision Communications,
  Inc. Class A (a)               53,610            2,169
Verizon Communications          679,797           32,263
Viacom, Inc. Class B (a)        444,341           19,618
WorldCom, Inc.                  738,640           10,400
                                              ----------
                                                 208,737
                                              ----------

STATE STREET EQUITY 500 INDEX PORTFOLIO

DECEMBER 31, 2001

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
TRANSPORTATION - 0.6%
Burlington Northern, Inc.        99,181       $    2,829
CSX Corp.                        52,299            1,833
FedEx Corp. (a)                  77,293            4,010
Navistar International
  Corp.                          14,504              573
Norfolk Southern Corp.           94,254            1,728
Ryder Systems, Inc.              13,865              307
Union Pacific Corp.              62,415            3,558
                                              ----------
                                                  14,838
                                              ----------
UTILITIES - 3.0%
AES Corp. (a)                   136,343            2,229
Allegheny Energy, Inc.           30,555            1,107
Alltel Corp.                     78,156            4,825
Ameren Corp.                     33,557            1,419
American Electric Power
  Co., Inc.                      81,019            3,527
Cinergy Corp.                    38,949            1,302
CMS Energy Corp.                 32,338              777
Consolidated Edison, Inc.        54,467            2,198
Dominion Resources, Inc.         65,285            3,924
DTE Energy Co.                   40,371            1,693
Duke Energy Corp. NPV           194,679            7,643
Dynegy, Inc. Class A             82,208            2,096
Edison International             79,792            1,205
Entergy Corp.                    56,674            2,217
Exelon Corp.                     80,681            3,863
FirstEnergy Corp.                75,458            2,639
FPL Group, Inc.                  45,008            2,538
KeySpan Corp.                    33,643            1,166
Niagara Mohawk Holdings,
  Inc. (a)                       38,765              687
NICOR, Inc.                      11,144              464
NiSource, Inc.                   50,611            1,167
Peoples Energy Corp.              8,299              315
PG&E Corp.                       94,845            1,825
Pinnacle West Capital
  Corp.                          20,781              870
PPL Corp.                        35,741            1,246
Public Service Enterprise
  Group, Inc.                    53,371            2,252

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
Reliant Energy, Inc.             72,856       $    1,932
Southern Co.                    171,237            4,341
Sprint Corp. (Fon Group)        221,391            4,446
Sprint Corp. (PCS Group)
  (a)                           246,845            6,025
TECO Energy, Inc.                33,200              871
TXU Corp.                        64,715            3,051
Williams Cos                    129,163            3,296
Xcel Energy, Inc.                87,095            2,416
                                              ----------
                                                  81,572
                                              ----------
TOTAL COMMON STOCKS
(cost $2,357,647,405)                          2,621,348
                                              ----------
                                 Par
                               Amount
                              ---------
GOVERNMENT AND AGENCY
  SECURITIES - 0.3%
United States Treasury
  Bill (b)(c) 1.65% due
  03/14/02                    $   8,235            8,208
                                              ----------
TOTAL GOVERNMENT AND
AGENCY SECURITIES (cost
$8,207,824)                                        8,208
                                              ----------
                               Shares
                              ---------
SHORT TERM INVESTMENTS - 4.5%
AIM Short Term Investment
  Prime Portfolio                61,912           61,912
State Street Navigator
  Securities Lending Prime
  Portfolio (d)                  60,799           60,799
Money Market Obligations
  Trust                               3                3
                                              ----------
TOTAL SHORT TERM INVESTMENTS
(cost $122,714,230)                              122,714
                                              ----------

STATE STREET EQUITY 500 INDEX PORTFOLIO

DECEMBER 31, 2001

                                                Market
                                                Value
                                                (000)
                                              ----------
TOTAL INVESTMENTS - 102.2%
(cost $2,488,569,469)                         $2,752,270
OTHER ASSETS AND
LIABILITIES
NET - (2.2%)                                     (59,972)
                                              ----------
NET ASSETS - 100%                             $2,692,298
                                              ==========

(a) Non-income producing security.
(b) Held as collateral in connection with futures contracts purchased by the Portfolio.
(c) Rate represents annualized yield at date of purchase.
(d) Security represents investment made with cash collateral received from securities loaned.

Abbreviations
ADR - American Depositary Receipt
NV - Non-voting

SCHEDULE OF FUTURES CONTRACTS

                              Number       Unrealized
                                of        Appreciation
                             Contracts       (000)
                             ---------    ------------
S&P 500 Financial Futures
  Contracts Expiration date
  03/2002                       230          $1,224
                                             ------
Total unrealized
  appreciation on open
  futures contracts
  purchased                                  $1,224
                                             ======

                       See Notes to Financial Statements.
 24

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001
(Amounts in thousands)

ASSETS
Investments at market (identified cost $2,488,569)                                   $2,752,270
RECEIVABLES:
  Investments sold                                                                          453
  Dividends and interest                                                                  2,777
                                                                                     ----------
     Total assets                                                                     2,755,500
LIABILITIES
Payables:
  Investments purchased                                           $ 1,720
  Due upon return of securities loaned                             60,799
  Management fees (Note 4)                                            102
  Daily variation margin on futures contracts                         581
                                                                  -------
     Total liabilities                                                                   63,202
                                                                                     ----------
NET ASSETS                                                                           $2,692,298
                                                                                     ==========
COMPOSITION OF NET ASSETS
Paid-in capital                                                                      $2,427,373
Net unrealized appreciation on investments and futures
  contracts                                                                             264,925
                                                                                     ----------
NET ASSETS                                                                           $2,692,298
                                                                                     ==========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
(Amounts in thousands)

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $260)                                 $    35,575
  Interest                                                                                2,845
                                                                                    -----------
     Total Investment Income                                                             38,420
EXPENSES
  Management fees (Note 4)                                      $     1,252
                                                                -----------
     Total Expenses                                                                       1,252
                                                                                    -----------
NET INVESTMENT INCOME                                                                    37,168
                                                                                    -----------
REALIZED AND UNREALIZED LOSS
Net realized loss on:
  Investments and foreign currency transactions                    (130,959)
  Futures contracts                                                 (12,772)           (143,731)
                                                                -----------
Net change in unrealized appreciation/(depreciation) on:
  Investments and foreign currency transactions                    (265,286)
  Futures contracts                                                   2,958            (262,328)
                                                                -----------         -----------
Net realized and unrealized loss                                                       (406,059)
                                                                                    -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $  (368,891)
                                                                                    ===========

                       See Notes to Financial Statements.
 26

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                           For the Year          For the Period
                                                               Ended                 Ended
                                                         December 31, 2001     December 31, 2000*
                                                         -----------------    --------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income                                     $   37,168             $   24,343
  Net realized loss                                           (143,731)               (51,513)
  Net change in unrealized depreciation                       (262,328)              (145,536)
                                                            ----------             ----------
     Net decrease in net assets resulting from
       operations                                             (368,891)              (172,706)
                                                            ----------             ----------
CAPITAL TRANSACTIONS
  Proceeds from contributions                                  720,722              3,861,947
  Fair value of withdrawals                                   (616,804)              (731,970)
                                                            ----------             ----------
     Net increase in net assets from capital
       transactions                                            103,918              3,129,977
                                                            ----------             ----------
TOTAL NET INCREASE/(DECREASE) IN NET ASSETS                   (264,973)             2,957,271
NET ASSETS
  Beginning of period                                        2,957,271                     --
                                                            ----------             ----------
  End of period                                             $2,692,298             $2,957,271
                                                            ==========             ==========

---------------
* The Portfolio commenced operations on March 1, 2000.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS
The following table includes selected supplemental data and ratios to average net assets:

                                                           For the Year          For the Period
                                                              Ended                  Ended
                                                        December 31, 2001      December 31, 2000*
                                                        ------------------    --------------------
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (in thousands)                  $2,692,298             $2,957,271
  Ratios to average net assets:
     Operating expenses                                          0.045%                 0.045%**
     Net investment income                                        1.34%                  1.14%**
  Portfolio turnover rate                                           14%                    18%
  Total return (a)                                              (11.94%)                (2.41%)***

---------------
  * The Portfolio commenced operations on March 1, 2000.
 ** Annualized
*** Not Annualized
(a) Results represent past performance and are not indicative of future results.

                       See Notes to Financial Statements.
 28

STATE STREET EQUITY 500 INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

1. ORGANIZATION
State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises five investment portfolios: The State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI(R) EAFE(R) Index Portfolio, and the State Street Aggregate Bond Index Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At December 31, 2001, only State Street MSCI(R) EAFE(R) Index Portfolio and the State Street Equity 500 Index Portfolio had commenced operations. The Declaration of the Trust permits the Board of Trustees to issue an unlimited number of shares of beneficial interest.

2. SIGNIFICANT ACCOUNTING POLICIES
The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. Investments in other mutual funds are valued at the net asset value per share. Over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price.

Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security.

The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each investor's average net assets.

STATE STREET EQUITY 500 INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001 -- (CONTINUED)

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's interest holders in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

FUTURES: The Portfolio may enter into financial futures contracts. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio is required to segregate securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

SECURITIES LENDING: The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government Securities or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street.

The primary risk associated with securities lending is that if the borrower defaults on it's obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At December 31, 2001, the value of the securities loaned amounted to $58,241,608. The loans were collateralized with cash of $60,798,725, which the Portfolio then invested in the State Street Navigator Securities Lending Prime Portfolio.

3. SECURITIES TRANSACTIONS
For the period ended December 31, 2001, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $555,450,402 and $456,069,197, respectively. The aggregate gross unrealized appreciation and depreciation were $535,727,395 and $272,026,746, respectively, as of December 31, 2001.

STATE STREET EQUITY 500 INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001 -- (CONTINUED)

4. RELATED PARTY FEES AND TRANSACTIONS
The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA, directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal and audit expenses), SSgA receives a management fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

THE STATE STREET EQUITY 500 INDEX PORTFOLIO
STATE STREET MASTER FUNDS
(UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
                                                                                                 NUMBER OF
                                                                                               PORTFOLIOS IN
                                POSITION(S)   TERM OF OFFICE                                   FUND COMPLEX         OTHER
                                 HELD WITH    AND LENGTH OF         PRINCIPAL OCCUPATION        OVERSEEN BY     DIRECTORSHIPS
    NAME, ADDRESS, AND AGE         FUND        TIME SERVED         DURING PAST FIVE YEARS         TRUSTEE      HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------
  Michael F. Holland            Trustee and  Term: Indefinite  Holland & Company L.L.C.,            10         Director of the
  Age: 57                       Chairman of  Elected: 9/99     Chairman, 1995 to present.                      Holland Series
  P.O. Box 5049                 the Board                                                                      Fund, Inc. and
  Boston, MA 02206                                                                                             the China Fund,
                                                                                                               Inc.
------------------------------------------------------------------------------------------------------------------------------
  William L. Boyan              Trustee      Term: Indefinite  Trustee of Old Mutual South          10         Trustee of Old
  Age: 65                                    Elected: 9/99     Africa Equity Trust since                       Mutual South
  P.O. Box 5049                                                1983; Chairman of the Board of                  Africa Equity
  Boston, MA 02206                                             Trustees of Children's                          Trust
                                                               Hospital and Children's
                                                               Medical Center since 1984;
                                                               Director of John Hancock
                                                               Mutual Life Insurance Company,
                                                               1983 to 1998; and President
                                                               and Chief Operations Officer
                                                               of John Hancock Mutual Life
                                                               Insurance Company, 1992 to
                                                               1998. Mr. Boyan retired in
                                                               1999.
------------------------------------------------------------------------------------------------------------------------------
  Rina K. Spence                Trustee      Term: Indefinite  President of SpenceCare              10         Director of
  Age: 53                                    Elected: 7/99     International LLC since 1998;                   Berkshire Life
  P.O. Box 5049                                                Chief Executive Officer of                      Insurance
  Boston, MA 02206                                             Consensus Pharmaceutical,                       Company of
                                                               Inc., 1998 to 1999; and                         America
                                                               Founder, President and Chief
                                                               Executive Officer of Spence
                                                               Center for Women's Health,
                                                               1994 to 1998.
------------------------------------------------------------------------------------------------------------------------------
  Douglas T. Williams           Trustee      Term: Indefinite  Executive Vice President of          10         None
  Age: 60                                    Elected: 7/99     Chase Manhattan Bank, 1987 to
  P.O. Box 5049                                                1999. Mr. Williams retired in
  Boston, MA 02206                                             1999.
------------------------------------------------------------------------------------------------------------------------------

THE STATE STREET EQUITY 500 INDEX PORTFOLIO
STATE STREET MASTER FUNDS
(UNAUDITED) -- (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------
                                                                                                 NUMBER OF
                                                                                               PORTFOLIOS IN
                                POSITION(S)   TERM OF OFFICE                                   FUND COMPLEX         OTHER
                                 HELD WITH    AND LENGTH OF         PRINCIPAL OCCUPATION        OVERSEEN BY     DIRECTORSHIPS
    NAME, ADDRESS, AND AGE         FUND        TIME SERVED         DURING PAST FIVE YEARS         TRUSTEE      HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
  OFFICERS:
------------------------------------------------------------------------------------------------------------------------------
  Kathleen C. Cuocolo           President    Term: Indefinite  Executive Vice President of          --         --
  Age: 49                                    Elected: 5/00     State Street Bank and Trust
  Two Avenue de Lafayette                                      Company since 2000; and Senior
  Boston, MA 02111                                             Vice President of State Street
                                                               Bank and Trust Company, 1982
                                                               to 2000.
------------------------------------------------------------------------------------------------------------------------------
  Janine L. Cohen               Treasurer    Term: Indefinite  Senior Vice President of State       --         --
  Age: 48                                    Elected: 5/00     Street Bank and Trust Company
  Two Avenue de Lafayette                                      since 2001; and Vice President
  Boston, MA 02111                                             of State Street Bank and Trust
                                                               Company, 1992 to 2000.
------------------------------------------------------------------------------------------------------------------------------
  Julie A. Tedesco              Secretary    Term: Indefinite  Vice President and Counsel of        --         --
  Age: 44                                    Elected: 5/00     State Street Bank and Trust
  One Federal Street                                           Company since 2000; and
  Boston, MA 02110                                             Counsel of First Data Investor
                                                               Services Group, Inc., 1994 to
                                                               2000.
------------------------------------------------------------------------------------------------------------------------------
  K. David James                Assistant    Term: Indefinite  Associate Counsel of State           --         --
  Age: 31                       Secretary    Elected: 9/01     Street Bank and Trust Company
  One Federal Street                                           since 2000, and 1998 to 1999;
  Boston, MA 02110                                             Paralegal Manager of PFPC
                                                               Inc., 1999 to 2000; and Legal
                                                               Manager of Fidelity
                                                               Investments, 1996 to 1998.
------------------------------------------------------------------------------------------------------------------------------

THE STATE STREET EQUITY 500 INDEX PORTFOLIO

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments and schedule of futures contracts, of the State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds)(the "Portfolio") as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period from March 1, 2000 (commencement of operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Equity 500 Index Portfolio of State Street Master Funds at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period from March 1, 2000 (commencement of operations) to December 31, 2000, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP
Boston, Massachusetts
February 8, 2002